Liabilities Subject to Compromise	12 Months Ended
Dec. 31, 2020
Liabilities Subject to Compromise [Abstract]
Liabilities Subject To Compromise	Liabilities Subject to Compromise
The accompanying consolidated balance sheet as of December 31, 2020 includes amounts classified as liabilities subject to compromise, which represent Pre-petition liabilities the Company anticipates will be allowed as claims in the Chapter 11 Cases. These amounts represent the Debtors' current estimate of known or potential obligations to be resolved in connection with the Chapter 11 Cases and may differ from actual future settlement amounts. The Company will continue to evaluate these liabilities throughout the Chapter 11 process and adjust amounts as necessary. Such adjustments could be material and will be recorded in reorganization items, net in the accompanying consolidated statements of operations.

The following table summarizes liabilities subject to compromise:

(In millions)	December 31, 2020
Accounts payable	$267
Accrued liabilities	166
Accrued taxes, net	19
Accrued interest on debt subject to compromise	70
Debt subject to compromise(1)	4,443
Liabilities subject to compromise - Hertz Global	4,965
Due from Affiliate - Hertz(2)	65
Liabilities subject to compromise - Hertz	$5,030

(1)    See Note 6, "Debt" for details of Pre-petition, non-vehicle debt reported as liabilities subject to compromise as of December 31, 2020.
(2)    See Note 16, "Related Party Transactions" for details of a Pre-petition intercompany loan due to an affiliate reported as liabilities subject to compromise as of December 31, 2020.